INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES

20. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company’s Cayman Islands subsidiary to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company’s BVI incorporated subsidiaries are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

The Hong Kong profits tax rate is 16.5%. The Company’s Hong Kong incorporated subsidiaries are subject to Hong Kong profits tax only on profits arising in or derived from Hong Kong under the territorial tax regime. In addition, upon payments of dividends by the Company’s Hong Kong subsidiaries to their shareholders, no Hong Kong withholding tax will be imposed.

China

Effective from January 1, 2008, the PRC’s statutory enterprise income tax (“EIT”) rate is 25%. The Company’s PRC subsidiaries, the VIEs and the VIEs’ subsidiaries are subject to EIT at 25% unless otherwise specified.

Under the EIT law and its relevant regulations, dividends paid by PRC enterprises out of profits earned after December 31, 2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

Pursuant to CaiShui [2008] No.1, qualified new software development enterprises are each entitled to a tax holiday of 2-year full EIT exemption followed by 3-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year. Lanyue, Chengdu Zhouxing, Huiyou and Yitongtianxia, being qualified new software development enterprises, are each entitled to a 2+3 tax holiday and their respective first profit-making years were year 2014, year 2014, year 2012 and year 2011, respectively. Accordingly, both Lanyue and Chengdu Zhouxing are tax exempted for years 2014 and 2015 and subject to EIT at 12.5% from years 2016 to 2018. Huiyou is tax exempted for years 2012 and 2013 and subject to EIT at 12.5% from years 2014 to 2016. Yitongtianxia’s first profit-making year was 2011 but received the 2+3 tax holiday approval in April 2012. As a result, the 2+3 tax holiday is effective retroactively from year 2011 and is tax exempted for years 2011 and 2012 and subject to EIT at 12.5% from years 2013 to 2015.

Under the prevailing EIT law and its relevant regulations, a qualified high and new technology enterprise is entitled to a preferential tax rate of 15%. In May 2012, Yingzheng obtained the approval to enjoy the high and new technology enterprise preferential tax rate of 15% effective retroactively from year 2011 for a period of three years.

The prevailing EIT law and its relevant regulations treat enterprises established outside of the PRC but with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company and its subsidiaries located in jurisdictions outside of the mainland PRC, if considered PRC resident enterprises for tax purposes, would be subject to the PRC enterprise income tax at the rate of 25% on their worldwide income commencing on January 1, 2008. As of December 31, 2013 and 2014, the Company has not accrued for PRC tax on such basis. The Group will continue to monitor the tax status with regards to the PRC tax resident enterprise regulation of its non-PRC entities.

Japan

In Japan, a company is subject to corporation tax, inhabitants’ tax and enterprise tax (collectively called “Corporate Tax”). The effective statutory Corporate Tax rate for the annual reporting period ended March 31, 2014 and 2015 is 38% and 36%, respectively.

In accordance with the law “Partial Amendment of the Income Tax Act, etc.” (Law No.10 of 2014) in Japan on March 31, 2014, special reconstruction corporation tax was repealed a year ahead of the original schedule and will not be imposed from the annual reporting periods commencing on and after April 1, 2014. As a result of such amendments, the effective statutory Corporate Tax rate of 38% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 36% with respect to temporary differences to be realized, if any, during the annual reporting periods commencing on and after April 1, 2014. This tax law change did not have a material impact on the Company’s results of operations.

For the year 2014, CMGE Japan was not subject to Japan corporation tax as it did not derive any taxable profits.

Korea

The basic Korean corporate income tax rate is 10% on the first KRW200,000, 20% for the tax base between KRW200,000 and KRW20,000,000, and 22% for the excess of KRW20,000,000. For the year 2014, CMGE Korea was subject to corporate income tax rate of 10%, as it derived taxable profit of less than KRW200,000.

Taiwan

The Taiwan corporate income tax rate is 17%. Under Taiwan tax regime, corporate income tax is assessed only on the profits of the Taiwan branch of a foreign company. The Taiwan branches of Majesty Enterprises Limited (HK) and SuperNova Overseas Limited (HK) are subject to corporate income tax at 17% on their assessable profits.

(Loss) income before income taxes consists of:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Cayman Islands	(43,486)	9,008	(54,131)	(8,724)
British Virgin Islands	(18,881)	(591)	(2,351)	(379)
Hong Kong	5,369	(2,783)	(55,182)	(8,894)
The PRC	33,836	20,932	342,683	55,230
Japan	—	—	(813)	(131)
Korea	—	—	446	72
Taiwan	—	—	(1,584)	(255)

Total	(23,162)	26,566	229,068	36,919

The current and deferred components of the income tax (benefit) expense appearing in the consolidated statements of comprehensive income are as follows:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Current tax (benefit) expense	(5,969)	3,277	8,620	1,389
Deferred tax benefit	(2,720)	(3,474)	(7,499)	(1,209)

	(8,689)	(197)	1,121	180

A reconciliation of income taxes computed at the PRC statutory tax rate of 25% to the actual income tax (benefit) expense is as follows:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
(Loss) income before income taxes	(23,162)	26,566	229,068	36,919

Income tax (benefit) expense computed at the PRC statutory tax rate of 25%	(5,791)	6,642	57,267	9,230
Foreign tax rate differential	12,081	3,481	10,662	1,718
Non-deductible expenses	1,630	1,096	10,739	1,730
Non-taxable income	—	(6,246)	(1,952)	(315)
Effect of change in tax status	(8,643)	—	5,715	921
Effect of change in tax rate	—	1,018	(984)	(158)
Effect of tax holidays	(17,045)	(14,499)	(84,685)	(13,649)
Current/deferred rate differential	3,196	(813)	(1,475)	(238)
Increase in valuation allowance	3,184	8,040	2,373	383
Interest and penalties on unrecognized tax benefits	2,643	1,130	3,168	511
Others	56	(46)	293	47

Income tax (benefit) expense	(8,689)	(197)	1,121	180

The aggregate amount and per share effect of tax holidays are as follows:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Aggregate amount	17,045	14,499	84,685	13,649

Effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
Basic and Diluted	0.06	0.04	0.19	0.03

The significant components of the Group’s deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	7,480	3,999	645
Excessive advertising expenses	924	—	—
Government grant, current portion	386	386	62
Less: Valuation allowance	(7,690)	(1,505)	(243)

Deferred tax assets, current portion, net	1,100	2,880	464

Deferred tax assets, non-current portion:
Intangible assets and property and equipment	3,569	4,740	763
Government grants, non-current portion	538	347	56
Net operating loss carryforwards	14,242	24,211	3,902
Less: Valuation allowance	(15,635)	(24,193)	(3,899)

Deferred tax assets, non-current portion, net	2,714	5,105	822

Deferred tax liabilities, non-current portion:
Intangible assets	7,793	4,464	719

Deferred tax liabilities, non-current portion, net	7,793	4,464	719

As of December 31, 2013 and 2014, the Group’s total deferred tax assets before valuation allowances were RMB27,139 and RMB33,683 (US$5, 428), respectively. As of December 31, 2013 and 2014, the Group recorded valuation allowances of RMB23,325 and RMB25,698 (US$4,142), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

As of December 31, 2014, the Company had net operating losses of RMB120,800 (US$19,469) from several of its subsidiaries, the VIEs and the VIEs’ subsidiaries, which can be carried forward to offset future net profit for income tax purposes. The net operating loss carryforwards of RMB57,922, if not utilized, will expire at various dates between 2015 and 2024. The remaining operating loss carryforwards of RMB62,878 represent tax losses from entities in Hong Kong, which can be carried forward indefinitely. In China, Japan and Taiwan, tax losses can be carried forward up to 5 years, 9 years and 10 years, respectively.

Aggregate undistributed earnings of the Company’s subsidiaries, the VIEs and the VIEs’ subsidiaries located in the PRC that are available for distribution to non-PRC tax resident parent companies and primary beneficiary company at December 31, 2013 and 2014 amounted to RMB229,008 and RMB578,399 (US$93,221), respectively, and are considered to be indefinitely reinvested under ASC subtopic 740-30 (“ASC 740-30”), Income Taxes: Other Considerations or Special Areas. Accordingly, the management considered that the amount of unrecognized deferred tax liabilities for temporary differences related to investments in the PRC subsidiaries, the VIEs and the VIEs’ subsidiaries is not determined because such a determination is not practical.

Unrecognized tax benefits

A tabular reconciliation of the Group’s unrecognized tax benefits, excluding interest and penalties, is as follows:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Balance at the beginning of year	25,262	20,570	7,239	1,167
Increase (decrease) related to current year tax positions	4,800	(2,120)	1,161	187
(Decrease) increase related to prior year tax positions	(9,432)	—	1,421	229
Decrease from disposal of a subsidiary	—	(11,211)	—	—
Lapse of statute of limitations	(60)	—	(59)	(10)

Balance at the end of year	20,570	7,239	9,762	1,573

As of December 31, 2013 and 2014, the Company has unrecognized tax benefits of RMB7,239 and RMB9,762 (US$1,573), respectively, of which RMB1,632 and RMB1,023 (US$165), respectively, are presented on a net basis against the deferred tax assets related to tax loss carryforwards on the face of the consolidated balance sheets. As a result, the amounts of unrecognized tax benefits included in the consolidated balance sheets as of December 31, 2013 and 2014 were RMB5,607 and RMB8,739 (US$1,408), respectively. RMB4,031 and RMB4,278 (US$689) as of December 31, 2013 and 2014, respectively, of unrecognized tax benefits would impact the effective tax rate, if recognized. It is possible that the amount of unrecognized tax benefits will change in the next 12 months, pending factors such as changes in PRC tax law or administration practices and procedures or tax authority inquiries. An estimate of the change cannot be reasonably made.

The accrued interest and penalties related to unrecognized tax benefits as of December 31, 2013 and 2014 were RMB4,363 and RMB7,531 (US$1,214), respectively, and are included in the amounts of unrecognized tax benefits on the consolidated balance sheets. For the years ended December 31, 2012, 2013 and 2014, the Company recorded income tax expenses for interest and penalties related to its unrecognized tax benefits of RMB2,643, RMB1,130 and RMB3,168 (US$511), respectively.

For the Company’s PRC subsidiaries, the VIEs and the VIEs’ subsidiaries, their tax years 2009 through 2014 remain open to examination by the PRC tax authorities as of December 31, 2014.

For the Company’s overseas subsidiaries in Taiwan, Japan and Korea, their tax year 2014 remain open to examination by the respective tax authorities as of December 31, 2014.